CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	$ 8,579	$ 8,339	$ 8,183
Non-current contract and other deferred assets	633	621	744
Total contract and other deferred assets	9,212	8,960	8,927
Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	5,167	5,201	5,344
Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	3,412	3,138	2,839
Power
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	6,859	6,880	7,016
Non-current contract and other deferred assets	609	602	724
Total contract and other deferred assets	7,469	7,482	7,740
Power | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	5,167	5,201	5,344
Power | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	1,693	1,679	1,672
Wind
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	614	392	153
Non-current contract and other deferred assets	13	14	11
Total contract and other deferred assets	627	406	164
Wind | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	0	0	0
Wind | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	614	392	153
Electrification
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	1,105	1,067	1,014
Non-current contract and other deferred assets	11	5	9
Total contract and other deferred assets	1,116	1,072	1,023
Electrification | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	0	0	0
Electrification | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current contract assets	$ 1,105	$ 1,067	$ 1,014